PAYMENTS MADE UNDER PROTEST (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Other assets details [abstract]
Balance at the beginning of the year	R 40.5	R 35.0
Payments made under protest	15.2	8.1
Discount on initial payment made under protest	(21.1)	(7.4)	R (7.1)
Unwinding	5.8	4.8	3.9
Balance at the end of the year	R 40.4	R 40.5	R 35.0